BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Key management personnel compensation	R$ 32,205	R$ 27,802
Salaries, benefits and social charges	19,658	17,470
Variable compensation	R$ 12,547	R$ 10,332